Supplemental information on oil and gas activities (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Revenue		$ 601,161	$ 330,122	$ 192,670
Production costs, excluding depreciation
Operating costs		(102,424)	(70,290)	(55,738)
Royalties		(71,836)	(28,697)	(11,497)
Total production costs		(174,260)	(98,987)	(67,235)
Exploration expenses	[1]	(35,931)	(9,952)	(38,386)
Accretion expense	[2]	(3,423)	(2,779)	(2,554)
Impairment loss reversal for non-financial assets		4,982		5,664
Depreciation, depletion and amortization		(90,088)	(72,093)	(72,114)
Results of operations before income tax		302,441	146,311	18,045
Income tax benefit (expense)		(117,666)	(61,507)	(16,443)
Results of oil and gas operations		184,775	84,804	1,602
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Revenue		497,870	263,076	126,228
Production costs, excluding depreciation
Operating costs		(55,823)	(42,677)	(29,326)
Royalties		(62,710)	(24,236)	(7,281)
Total production costs		(118,533)	(66,913)	(36,607)
Exploration expenses	[1]	(23,953)	(3,856)	(11,690)
Accretion expense	[2]	(892)	(855)	(459)
Impairment loss reversal for non-financial assets		11,531		5,664
Depreciation, depletion and amortization		(41,850)	(38,721)	(29,439)
Results of operations before income tax		324,173	152,731	53,697
Income tax benefit (expense)		(119,944)	(61,161)	(21,479)
Results of oil and gas operations		204,229	91,570	32,218
Chile [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Revenue		37,359	32,738	36,723
Production costs, excluding depreciation
Operating costs		(20,426)	(19,685)	(20,674)
Royalties		(1,473)	(1,314)	(1,495)
Total production costs		(21,899)	(20,999)	(22,169)
Exploration expenses	[1]	(6,855)	(1,404)	(21,060)
Accretion expense	[2]	(1,105)	(994)	(897)
Impairment loss reversal for non-financial assets		(6,549)		0
Depreciation, depletion and amortization		(27,298)	(22,705)	(29,890)
Results of operations before income tax		(26,347)	(13,364)	(37,293)
Income tax benefit (expense)		3,952	2,005	5,594
Results of oil and gas operations		(22,395)	(11,359)	(31,699)
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Revenue		30,053	34,238	29,719
Production costs, excluding depreciation
Operating costs		(5,965)	(7,603)	(5,738)
Royalties		(2,820)	(3,134)	(2,721)
Total production costs		(8,785)	(10,737)	(8,459)
Exploration expenses	[1]	(2,846)	(3,985)	(5,636)
Accretion expense	[2]	(918)	(930)	(1,198)
Impairment loss reversal for non-financial assets		0		0
Depreciation, depletion and amortization		(10,278)	(10,659)	(12,785)
Results of operations before income tax		7,226	7,927	1,641
Income tax benefit (expense)		(2,457)	(2,695)	(558)
Results of oil and gas operations		4,769	5,232	1,083
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Revenue		35,879	70	0
Production costs, excluding depreciation
Operating costs		(20,210)	(325)	0
Royalties		(4,833)	(13)	0
Total production costs		(25,043)	(338)	0
Exploration expenses	[1]	(2,277)	(707)	0
Accretion expense	[2]	(508)	0	0
Impairment loss reversal for non-financial assets		0		0
Depreciation, depletion and amortization		(10,662)	(8)	0
Results of operations before income tax		(2,611)	(983)	0
Income tax benefit (expense)		783	344	0
Results of oil and gas operations		$ (1,828)	$ (639)	$ 0

[1]	Do not include Peru costs.
[2]	Represents accretion of ARO and other environmental liabilities.